Warranty liability	12 Months Ended
Dec. 31, 2015
Product Warranties Disclosures [Abstract]
Warrant liability
14. Warranty liability:

A continuity of the warranty liability is as follows:

	Years ended December 31,
	2015	2014	2013
Balance, beginning of period	$23,109	$28,845	$6,380
Warranty assumed on acquisition	—	1,952	582
Warranty claims	(9,438)	(10,709)	(5,397)
Warranty accruals	427	2,734	4,153
Change in estimate	—	—	22,837
Impact of foreign exchange changes	(107)	287	290
Balance, end of period	$13,991	$23,109	$28,845
Less: Current portion	(5,554)	(9,696)	(9,955)
Long-term portion	$8,437	$13,413	$18,890

During the fourth quarter of 2013, a study of the historical data indicated that the cost to repair product defects continued to increase significantly primarily associated with our extended warranty contracts.  As a result, the Company recognized a change in estimate in our base warranty liability and a loss on our extended warranty contracts representing the excess of the estimated cost to service these contracts over the amount of the deferred revenue recognized associated with the contracts.